Earnings Per Share (Calculation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings:
Earnings from continuing operations	$ 10.5	[1],[2],[3]	$ 66.5	[1],[2]	$ 59.6	[1]	$ 49.7	[1]	$ 78.9	[1],[2],[3]	$ 51.1	[1],[2]	$ 58.0	[1]	$ 43.8	[1]	$ 186.3	$ 231.8	$ 172.9
(Earnings) attributable to noncontrolling interest, net of tax	(0.7)	[1],[2],[3]	(0.7)	[1],[2]	(0.6)	[1]	(0.4)	[1]	(0.5)	[1],[2],[3]	(0.8)	[1],[2]	(0.5)	[1]	(0.5)	[1]	(2.4)	(2.3)	(3.1)
Net earnings from continuing operations attributable to Leggett & Platt, Inc. common shareholders																	183.9	229.5	169.8
Earnings (loss) from discontinued operations, net of tax	(4.2)	[1],[2],[3]	5.5	[1],[2]	12.3	[1]	(0.2)	[1]	(4.9)	[1],[2],[3]	15.5	[1],[2]	7.4	[1]	0.7	[1]	13.4	18.7	(16.5)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$ 5.6	[1],[2],[3]	$ 71.3	[1],[2]	$ 71.3	[1]	$ 49.1	[1]	$ 73.5	[1],[2],[3]	$ 65.8	[1],[2]	$ 64.9	[1]	$ 44.0	[1]	$ 197.3	$ 248.2	$ 153.3
Weighted average number of shares (in millions):
Weighted average number of common shares used in basic EPS																	145.2	144.3	145.4
Dilutive effect of equity-based compensation																	2.1	1.7	1.6
Weighted average number of common shares and dilutive potential common shares used in diluted EPS																	147.3	146.0	147.0
Basic EPS attributable to Leggett & Platt, Inc. common shareholders
Continuing operations (in dollars per share)	$ 0.07	[1],[2],[3]	$ 0.45	[1],[2]	$ 0.41	[1]	$ 0.34	[1]	$ 0.54	[1],[2],[3]	$ 0.35	[1],[2]	$ 0.40	[1]	$ 0.30	[1]	$ 1.27	$ 1.59	$ 1.16
Discontinued operations (in dollars per share)	$ (0.03)	[1],[2],[3]	$ 0.04	[1],[2]	$ 0.08	[1]	$ 0.00	[1]	$ (0.03)	[1],[2],[3]	$ 0.11	[1],[2]	$ 0.05	[1]	$ 0.00	[1]	$ 0.09	$ 0.13	$ (0.11)
Basic (in dollars per share)	$ 0.04	[1],[2],[3]	$ 0.49	[1],[2]	$ 0.49	[1]	$ 0.34	[1]	$ 0.51	[1],[2],[3]	$ 0.46	[1],[2]	$ 0.45	[1]	$ 0.30	[1]	$ 1.36	$ 1.72	$ 1.05
Diluted EPS attributable to Leggett & Platt, Inc. common shareholders
Continuing operations (in dollars per share)	$ 0.07	[1],[2],[3]	$ 0.45	[1],[2]	$ 0.40	[1]	$ 0.33	[1]	$ 0.53	[1],[2],[3]	$ 0.34	[1],[2]	$ 0.40	[1]	$ 0.30	[1]	$ 1.25	$ 1.57	$ 1.15
Discontinued operations (in dollars per share)	$ (0.03)	[1],[2],[3]	$ 0.04	[1],[2]	$ 0.08	[1]	$ 0.00	[1]	$ (0.03)	[1],[2],[3]	$ 0.11	[1],[2]	$ 0.05	[1]	$ 0.00	[1]	$ 0.09	$ 0.13	$ (0.11)
Diluted (in dollars per share)	$ 0.04	[1],[2],[3]	$ 0.49	[1],[2]	$ 0.48	[1]	$ 0.33	[1]	$ 0.50	[1],[2],[3]	$ 0.45	[1],[2]	$ 0.45	[1]	$ 0.30	[1]	$ 1.34	$ 1.70	$ 1.04
Other information:
Anti-dilutive shares excluded from diluted EPS computation																	0	1.9	2.1

[1]	amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.
[2]	As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)
[3]	Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.